Leases - Schedule of Lease Maturity (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
2026	$ 38
2027	37
2028	40
2029	37
2030	32
Thereafter	268
Total minimum lease payments	452
Less imputed interest	(106)
Total operating lease liabilities	346
Less: current portion of operating lease liabilities	30	$ 27
Non-current portion of operating lease liabilities	$ 316	$ 194